Fair Value Measurements - Summary of Assets Measured at Fair Value on Recurring Basis (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
Assets
Cash equivalents held in Trust Account	$ 250,008,147	$ 250,004,454
Liabilities:
Derivative warrant liabilities		21,354,400	$ 19,500,000
Quoted Prices in Active Markets (Level 1)
Assets
Cash equivalents held in Trust Account		250,004,454
Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities		7,729,400
Fair Value, Recurring | Quoted Prices in Active Markets (Level 1) | U.S. Treasury Securities
Assets:
Assets, Fair Value Disclosure	250,008,147	250,004,454
Fair Value, Recurring | Quoted Prices in Active Markets (Level 1) | Public Warrants
Liabilities:
Liabilities Fair Value Disclosure	7,590,000	13,625,000
Fair Value, Recurring | Significant Other Unobservable Inputs (Level 3) | Private Warrants
Liabilities:
Liabilities Fair Value Disclosure	$ 4,283,530	7,729,400
Public Warrants | Quoted Prices in Active Markets (Level 1)
Liabilities:
Derivative warrant liabilities		13,625,000
Private Warrants | Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities		$ 7,729,400